Schedule II Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts:
Movement in valuation and qualifying accounts
Balance at beginning of year	$ 21	$ 12	$ 13
Provision / charged (credit) to expense	(1)	13
Net deductions/ Other	(6)	(4)	(1)
Balance at end of year	14	21	12
Allowance for Notes Receivable
Movement in valuation and qualifying accounts
Provision / charged (credit) to expense	16
Balance at end of year	16
Allowance for Deferred Tax Assets:
Movement in valuation and qualifying accounts
Balance at beginning of year	19	21	18
Provision / charged (credit) to expense	39	(2)	3
Balance at end of year	58	19	21
Reserve for LIFO Valuation:
Movement in valuation and qualifying accounts
Balance at beginning of year	28	37	62
Net deductions/ Other	(7)	(9)	(25)
Balance at end of year	$ 21	$ 28	$ 37